SUBSEQUENT EVENTS (Details Narrative) - USD ($)											1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 07, 2025	Oct. 17, 2025	Apr. 01, 2025	Feb. 18, 2025	Feb. 13, 2025	Jan. 22, 2025	Jan. 21, 2025	Jan. 20, 2025	Jan. 17, 2025	Oct. 28, 2024	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common stock, shares issued																	5,726,930	838,584	22,285
Common stock, par value																	$ 0.0001	$ 0.0001	$ 0.0001
Warrants exercised for shares				22,730,680
Gross proceeds										$ 3,000,000				$ 7,500,000
Cash fee percentage										8.00%
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Exchange for issuance				748,705
Maximum [Member]
Subsequent Event [Line Items]
Legal expenses										$ 50,000
Vendor Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase																	3,000,000
Class of warrant or right, exercise price of warrants or rights							$ 0.01
Purchase price per share																	$ 1.45
Vendor Pre Funded Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Beneficial ownership of outstanding shares							9.99%
Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights																	$ 1,194,445
Exchange for issuance															125,535			806,754	1,022
Issuance of common stock pursuant to private placements, shares												439,831	439,831			8,898	3,747,741
Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					11,239,805
Sale of offering description					The Company offered Pre-Funded Warrants to those Purchasers whose purchase of common stock in the February 2025 Offering would have resulted in the Purchasers, together with their affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchasers, 9.99%) of our common stock immediately following the consummation of the February 2025 Offering in lieu of the common stock that would otherwise result in ownership in excess of 4.99% (or at the election of the Purchaser, 9.99%) of the outstanding common stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the common stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of common stock outstanding immediately after giving effect to the issuance of common stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.
Exchange for issuance														33,970,485	33,970,485
Issuance of common stock pursuant to private placements, shares															3,182,375
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights											$ 0.0001
Common stock, par value		$ 0.0001
Exercise of warrants description					The exercise of the Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Warrants held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.
Gross proceeds					$ 7,500,000
Cash fee percentage					8.00%
Issuance of common stock pursuant to private placements, shares		1,442,308									600,000
Preferred Stock, Convertible, Shares Issuable		1,081,731
Amount of securities registered	$ 100,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Legal expenses					$ 150,000
Subsequent Event [Member] | Vendor Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase							2,068,965
Class of warrant or right, exercise price of warrants or rights								$ 0.01
Warrant expire period								5 years
Subsequent Event [Member] | Vendor Pre Funded Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Beneficial ownership of outstanding shares								9.99%
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants exercised for shares														2,728,750
Sale of offering description					The Company offered Pre-Funded Warrants to those Purchasers whose purchase of Common Stock in the Offering would have resulted in the Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchaser, 9.99%) of our Common Stock immediately following the consummation of the Offering in lieu of the Common Stock that would otherwise result in ownership in excess of 4.99% (or at the election of the purchaser, 9.99%) of the outstanding Common Stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the Common Stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived
Vendor Agreement [Member]
Subsequent Event [Line Items]
Vendor fee							$ 3,000,000
Cash fee divided value							$ 1.45
Vendor Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Service period								5 years
Vendor fee								$ 3,000,000
Cash fee divided value								$ 1.45
Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Sale of shares					11,365,340
Securities Purchase Agreements [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase				568,267
Class of warrant or right, exercise price of warrants or rights				$ 0.759
Securities Purchase Agreements [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 0.66
Common stock, shares issued					125,535					124,673
Common stock, par value										$ 5.00
Warrants exercised for shares					22,730,680
Securities Purchase Agreements [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					11,239,805					482,187
Class of warrant or right, exercise price of warrants or rights					$ 0.0001					$ 0.005
Purchase price per share					$ 0.6599					$ 4.995
Securities Purchase Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of shares					11,365,340
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					568,267
Class of warrant or right, exercise price of warrants or rights					$ 0.759
Sale of offering description					The Placement Agent Warrants are exercisable at any time commencing six (6) months from the date of commencement of sales in the Offering and expiring five (5) years from the commencement of sales in the Offering.
Price per unit percentage					115.00%
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 0.66
Common stock, shares issued					125,535
Common stock, par value					$ 0.0001
Purchase price per share					$ 0.66
Warrants exercised for shares					22,730,680
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					11,239,805
Class of warrant or right, exercise price of warrants or rights					$ 0.0001
Purchase price per share					$ 0.6599
Assets Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exchange for issuance			344,827
January 2025 Note [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount									$ 121,900
Conversion price percentage									61.00%
Outstanding shares percentage									19.99%
Second Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount						$ 260,000.00
Original issue amount						60,000.00
Purchase price						$ 200,000.00
Maturity date						Apr. 22, 2025
Interest rate percent						16.00%